Supplement Dated May 1, 2019
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln CVUL Series III Elite
Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln CVUL Series III Elite
Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your Policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective on or about May 1, 2019, the following funds will be available as new investment options under your Policy.
Fidelity® Variable Insurance Products, advised by Fidelity Management & Research Company
●	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond; a fund of funds.
●	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class): High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond; a fund of funds.
●	Fidelity® VIP Real Estate Portfolio (Service Class): Above average income and long-term capital growth, consistent with reasonable investment risk.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
●	JPMorgan Insurance Trust Small Cap Core (Class 1): Capital growth over the long term.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
●	MFS® VIT Total Return Bond Series (Initial Class): Total return.

Effective on or about May 24, 2019, the following reorganizations will take place.

Reorganizing Funds	Acquiring Funds
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Oppenheimer Main Street Small Cap Fund®/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund®

For complete details relating to these changes, including the fees, investment strategies, and risks of the Funds, please refer to the Funds' prospectuses.

Please retain this Supplement for future reference.